EUDORA FUNDS

The Eudora Fund

Incorporated herein by reference is the definitive version of the prospectus for the Eudora Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 28, 2014 (SEC Accession No. 0001162044-14-000235).